Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Heat recovery cabinet
Accessories	44	$ 152
Inventories total	$ 44	$ 152